Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.1%
Agrana Beteiligungs AG	1,416	$30,682
ams AG(a)	31,197	541,471
ANDRITZ AG	8,267	449,822
AT&S Austria Technologie & Systemtechnik AG	3,133	120,877
BAWAG Group AG(b)	8,541	462,058
CA Immobilien Anlagen AG	7,715	338,523
DO & CO AG(a)(c)	802	68,547
EVN AG	4,485	102,474
FACC AG(a)(c)	2,333	24,799
IMMOFINANZ AG(a)	10,302	214,671
Lenzing AG(a)	1,594	210,690
Oesterreichische Post AG(c)	3,992	177,085
Palfinger AG	1,572	70,964
Porr AG(a)(c)	1,312	24,954
S IMMO AG	5,375	139,761
S&T AG(a)(c)	5,670	154,121
Schoeller-Bleckmann Oilfield Equipment AG	1,280	54,855
Semperit AG Holding	1,272	57,727
Telekom Austria AG	20,332	166,434
UNIQA Insurance Group AG	14,792	118,948
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,502	120,855
Wienerberger AG	13,867	544,529
Zumtobel Group AG	3,197	32,443

		4,227,290

Belgium — 2.7%
Ackermans & van Haaren NV	2,797	447,815
Aedifica SA	4,000	489,224
AGFA-Gevaert NV(a)	17,590	86,711
Akka Technologies(a)	1,443	41,238
Barco NV	8,260	210,601
Befimmo SA	2,829	120,386
Bekaert SA	4,289	188,660
Biocartis Group NV(a)(b)(c)	5,790	29,832
bpost SA(a)	11,640	123,938
Cie. d’Entreprises CFE(a)	953	96,596
Cofinimmo SA	3,070	471,197
D’ieteren SA/NV	2,659	289,202
Econocom Group SA/NV	15,175	60,831
Euronav NV	21,694	187,090
Fagron	7,377	165,709
Gimv NV	2,441	153,388
Intervest Offices & Warehouses NV	2,426	64,833
Ion Beam Applications	2,836	58,311
KBC Ancora(a)	4,759	208,073
Kinepolis Group NV(a)(c)	1,637	88,993
Melexis NV	2,434	265,462
Mithra Pharmaceuticals SA(a)(c)	2,007	57,622
Montea C.V.A	1,206	132,403
Ontex Group NV(a)	7,919	103,432
Orange Belgium SA	3,560	94,067
Recticel SA	4,997	76,395
Retail Estates NV	1,210	93,077
Telenet Group Holding NV	5,433	232,964
Tessenderlo Group SA(a)	2,074	88,632
Van de Velde NV	674	20,690
Warehouses De Pauw CVA	15,620	551,314
X-Fab Silicon Foundries SE(a)(b)	7,542	73,359

Security	Shares	Value

Belgium (continued)
Xior Student Housing NV	2,585	$144,544

		5,516,589

China — 0.0%
Boshiwa International Holding Ltd.(a)(d)	20,000	0	(e)

Denmark — 2.9%
ALK-Abello A/S(a)	807	350,355
Alm Brand A/S	7,579	86,247
Bavarian Nordic A/S(a)(c)	6,939	319,113
Better Collective AS(a)	2,791	73,606
Brodrene Hartmann AS(a)	249	26,159
Chemometec A/S	1,457	158,963
D/S Norden A/S	3,366	87,015
Dfds A/S(a)	4,255	252,091
Drilling Co. of 1972 A/S (The)(a)(c)	2,409	101,778
FLSmidth & Co. A/S	4,946	195,033
ISS A/S(a)	18,845	358,283
Jyske Bank A/S, Registered(a)	6,762	330,676
Matas A/S(a)	4,340	64,352
Netcompany Group A/S(b)	4,868	507,079
Nilfisk Holding A/S(a)	2,630	78,079
NKT A/S(a)	5,138	213,915
NNIT A/S(b)	1,417	24,818
Per Aarsleff Holding A/S	1,992	97,542
Ringkjoebing Landbobank A/S	3,386	345,306
Royal Unibrew A/S	5,914	722,778
Scandinavian Tobacco Group A/S(b)	7,872	143,483
Schouw & Co. A/S	1,563	167,492
SimCorp A/S	4,840	640,565
Spar Nord Bank A/S	9,854	109,265
Sydbank A/S	7,418	221,664
Topdanmark A/S	5,405	264,228
Zealand Pharma A/S(a)	3,613	118,725

		6,058,610

Finland — 3.1%
Adapteo OYJ	4,448	56,180
Admicom OYJ	345	43,192
Aktia Bank OYJ	6,711	86,119
BasWare OYJ(a)	1,034	50,038
Cargotec OYJ, Class B	4,978	288,959
Caverion OYJ	12,563	103,822
Citycon OYJ	7,461	65,565
Finnair OYJ(a)	82,311	71,362
F-Secure OYJ	10,813	51,546
Huhtamaki OYJ	11,613	551,640
Kemira OYJ	12,114	198,181
Kojamo OYJ	14,758	320,315
Konecranes OYJ	7,712	355,751
Metsa Board OYJ	21,320	271,792
Metso Outotec OYJ	74,309	835,850
Musti Group OYJ	3,659	138,220
Neles OYJ	12,466	181,805
Nokian Renkaat OYJ	15,808	589,539
Oriola OYJ, Class B	14,621	33,512
Outokumpu OYJ(a)	37,213	242,352
Revenio Group OYJ	2,382	171,330
Rovio Entertainment OYJ(b)(c)	5,017	39,981
Sanoma OYJ	8,604	149,562
TietoEVRY OYJ	12,344	427,959
Tokmanni Group Corp.	5,619	144,753

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Uponor OYJ	6,763	$197,345
Valmet OYJ	16,177	676,912
YIT OYJ	16,494	102,256

		6,445,838

France — 5.4%
AB Science SA(a)(c)	3,483	65,324
ABC arbitrage	4,315	37,140
Air France-KLM(a)(c)	34,646	193,353
AKWEL	1,070	42,828
Albioma SA	3,038	137,509
ALD SA(b)	12,236	192,664
Alten SA(a)	3,544	444,118
APERAM SA	5,949	308,585
Aubay	970	48,984
Beneteau SA(a)	4,177	55,311
Boiron SA	532	24,848
Bonduelle SCA	1,955	51,658
Carmila SA	6,121	102,864
Casino Guichard Perrachon SA(a)	5,257	183,839
Cellectis SA(a)	3,719	70,825
CGG SA(a)	85,373	99,689
Chargeurs SA	1,968	55,531
Cie. des Alpes(a)	1,084	31,122
Cie. Plastic Omnium SA	7,221	243,046
Coface SA(a)	10,750	131,350
Derichebourg SA(a)	11,428	96,162
Devoteam SA(a)	195	25,822
Elior Group SA(a)(b)	11,623	96,403
Elis SA(a)	22,511	403,229
Eramet SA(a)	1,193	86,096
Eutelsat Communications SA	20,986	265,640
Fnac Darty SA(a)	2,027	143,112
Gaztransport Et Technigaz SA	2,683	229,477
Groupe Crit(a)	317	27,476
Groupe Guillin	830	25,229
Guerbet	650	26,369
ICADE	3,558	277,118
ID Logistics Group(a)	299	82,785
Imerys SA	4,057	211,176
Innate Pharma SA(a)(c)	7,325	31,392
Interparfums SA(a)	1,952	135,115
IPSOS	4,804	200,094
JCDecaux SA(a)	8,893	226,740
Kaufman & Broad SA	2,163	98,424
Korian SA(a)	8,145	326,701
Lagardere SCA(a)	6,475	174,443
LISI(a)	2,464	79,642
LNA Sante SA	603	35,133
Maisons du Monde SA(a)(b)	5,605	136,430
Manitou BF SA	1,130	37,952
McPhy Energy SA(a)	2,490	90,403
Mercialys SA	7,186	91,955
Mersen SA(a)	2,126	73,963
Metropole Television SA(a)	3,252	72,345
Nacon SA(a)	2,527	20,412
Neoen SA(a)(b)(c)	4,460	204,342
Nexans SA(a)	3,234	266,093
Nexity SA	4,999	271,282
Novacyt SA(a)	8,427	52,913
Peugeot Invest	570	76,988

Security	Shares	Value

France (continued)
Pharmagest Interactive	448	$53,445
Quadient SA	4,026	110,209
Rexel SA	29,164	574,712
Rubis SCA	11,208	526,870
SMCP SA(a)(b)	4,387	35,779
Societe BIC SA	3,076	217,545
SOITEC(a)	2,610	528,156
Solutions 30 SE(a)(c)	10,047	138,362
Sopra Steria Group SACA(a)	1,983	369,529
SPIE SA(a)	14,231	360,099
Synergie SE(a)	828	37,876
Tarkett SA(a)	3,794	91,573
Television Francaise 1(a)	5,015	49,534
Trigano SA	1,019	182,283
Valneva SE(a)	7,595	128,091
Verallia SA(b)	3,818	154,797
Vicat SA	2,441	122,828
Vilmorin & Cie SA	841	59,023
Virbac SA(a)	504	163,813

		11,123,968

Germany — 9.0%
Aareal Bank AG(a)	7,198	202,760
Adesso SE	327	48,024
ADLER Group SA(a)(b)	9,738	288,142
ADVA Optical Networking SE(a)	5,582	70,018
AIXTRON SE(a)	13,617	291,206
Allgeier SE	870	25,188
alstria office REIT-AG	19,299	345,926
Amadeus Fire AG(a)	686	119,246
AURELIUS Equity Opportunities SE & Co. KGaA(a)	2,753	92,529
Aurubis AG	4,025	346,632
Basler AG	422	55,169
BayWa AG	1,983	96,798
Bertrandt AG	629	34,869
bet-at-home.com AG	494	26,820
Bilfinger SE	3,352	125,412
Borussia Dortmund GmbH & Co. KGaA(a)	7,687	53,949
CANCOM SE	4,619	285,580
Ceconomy AG(a)	18,625	109,189
Cewe Stiftung & Co. KGaA	697	113,104
CompuGroup Medical SE & Co. KgaA	2,924	267,865
Corestate Capital Holding SA(a)(c)	2,636	41,506
CropEnergies AG	3,009	38,685
CTS Eventim AG & Co. KGaA(a)	6,985	483,323
Datagroup SE(a)	482	36,671
Dermapharm Holding SE	2,281	199,625
Deutsche Beteiligungs AG(c)	1,515	62,737
Deutsche EuroShop AG(a)	6,174	142,699
Deutsche Pfandbriefbank AG(a)(b)	15,760	181,827
Deutz AG(a)	14,076	114,292
DIC Asset AG	5,699	101,672
Draegerwerk AG & Co. KGaA	354	31,279
Duerr AG	6,209	261,305
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,615	158,933
Elmos Semiconductor SE	1,144	47,787
ElringKlinger AG(a)	3,519	61,170
Encavis AG(c)	10,706	206,335
Evotec SE(a)	16,866	703,103
Exasol AG(a)	1,668	48,472
flatexDEGIRO AG(a)	2,600	333,958

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	4,411	$293,216
Freenet AG	15,479	377,331
Gerresheimer AG	3,745	403,261
Grand City Properties SA	13,515	363,783
GRENKE AG(c)	3,201	130,012
Hamborner REIT AG	7,766	85,204
Hamburger Hafen und Logistik AG	3,184	78,498
Home24 SE(a)	2,990	70,152
Hornbach Baumarkt AG	920	36,824
Hornbach Holding AG & Co. KGaA	1,250	116,994
Hugo Boss AG(c)	7,187	332,053
Hypoport SE(a)	427	257,525
Indus Holding AG	2,316	96,465
Jenoptik AG	6,222	190,846
JOST Werke AG(a)(b)	1,701	112,212
K+S AG, Registered	23,586	261,952
Kloeckner & Co. SE(a)	8,680	117,969
Koenig & Bauer AG(a)	1,582	44,944
Krones AG	1,711	149,328
KWS Saat SE & Co. KGaA	1,416	126,139
LPKF Laser & Electronics AG(c)	2,932	78,144
MBB SE	275	44,426
Medios AG(a)	1,148	48,714
METRO AG	14,935	163,607
MLP SE	7,760	68,099
MorphoSys AG(a)	4,019	379,982
Nagarro SE(a)	870	95,514
New Work SE	352	106,994
Nordex SE(a)	7,615	220,556
Norma Group SE	3,918	218,845
OHB SE(a)(c)	591	25,256
OSRAM Licht AG(a)	4,738	296,873
PATRIZIA AG	5,549	151,967
Pfeiffer Vacuum Technology AG	603	117,159
PNE AG	4,605	41,743
ProSiebenSat.1 Media SE(a)	25,118	545,627
Rheinmetall AG	5,201	542,825
Salzgitter AG(a)	4,544	144,847
SGL Carbon SE(a)	6,990	52,086
Siltronic AG	2,504	422,607
Sirius Real Estate Ltd	116,454	163,816
Sixt SE(a)	1,662	230,883
SMA Solar Technology AG(a)	1,220	69,760
Software AG	6,244	270,896
Stabilus SA	2,986	233,646
Stratec SE	862	122,238
Stroeer SE & Co. KGaA	3,354	286,464
Suedzucker AG(c)	8,889	145,742
TAG Immobilien AG	17,809	551,183
Takkt AG(a)	4,189	71,001
thyssenkrupp AG(a)	49,118	657,506
TUI AG(a)(c)	92,244	550,075
Varta AG(a)(c)	2,166	316,412
VERBIO Vereinigte BioEnergie AG	2,680	135,242
Vossloh AG(a)	1,014	54,075
Wacker Chemie AG	1,902	287,348
Wacker Neuson SE(a)	3,792	102,160
Washtec AG(a)	1,284	83,003
Westwing Group AG(a)	1,362	78,372
Wuestenrot & Wuerttembergische AG	2,714	59,135

Security	Shares	Value

Germany (continued)
Zeal Network SE	1,603	$84,231
zooplus AG(a)	738	233,650

		18,451,222

Hong Kong — 0.0%
China Hongxing Sports Ltd.(a)(d)	198,000	2
Peace Mark Holdings Ltd.(a)(d)	30,000	0	(e)
Untrade Real Gold Mining(a)(d)	27,000	0	(e)

		2

Ireland — 1.5%
AIB Group PLC(a)	97,914	286,893
Bank of Ireland Group PLC(a)	116,295	683,460
C&C Group PLC(a)	38,665	158,567
Cairn Homes PLC(a)	87,437	113,888
Dalata Hotel Group PLC(a)	26,711	145,018
Glanbia PLC	24,746	364,620
Glenveagh Properties PLC(a)(b)	88,266	96,904
Grafton Group PLC	27,502	454,269
Greencore Group PLC(a)	62,877	138,159
Hibernia REIT PLC	83,115	113,861
Irish Residential Properties REIT PLC	55,526	108,685
Origin Enterprises PLC	14,325	66,908
UDG Healthcare PLC	29,983	355,766
Uniphar PLC(a)	26,262	93,262

		3,180,260

Italy — 5.1%
A2A SpA	189,308	370,775
ACEA SpA	6,341	144,193
Anima Holding SpA(b)	33,618	174,140
Arnoldo Mondadori Editore SpA(a)	14,834	28,000
Ascopiave SpA	11,274	55,033
ASTM SpA(a)	7,501	232,966
Autogrill SpA(a)	15,168	125,697
Azimut Holding SpA	13,124	314,630
Banca Generali SpA(a)	7,031	269,322
Banca IFIS SpA(a)	2,457	33,629
Banca Mediolanum SpA(a)	17,778	166,330
Banca Monte dei Paschi di Siena SpA(a)(c)	30,286	41,435
Banca Popolare di Sondrio SCPA(a)	55,220	232,658
Banco BPM SpA	171,909	490,457
BFF Bank SpA(b)	15,880	142,417
Biesse SpA(a)	1,540	45,382
Bio On SpA(a)(c)(d)	801	0	(e)
BPER Banca(a)	118,160	269,973
Brunello Cucinelli SpA(a)(c)	4,188	213,558
Buzzi Unicem SpA	11,995	320,703
Carel Industries SpA(b)	4,805	107,703
Cerved Group SpA(a)	22,426	263,350
CIR SpA-Compagnie Industriali(a)	104,147	58,862
Credito Emiliano SpA(a)	10,507	65,012
Danieli & C Officine Meccaniche SpA	1,370	33,644
Datalogic SpA	1,745	35,900
De’ Longhi SpA	8,089	354,251
doValue SpA(a)(b)	5,467	67,918
El.En. SpA(a)	1,191	50,539
Enav SpA(b)	31,665	147,213
ERG SpA	7,225	216,219
Falck Renewables SpA	14,042	102,775
Fila SpA(a)	2,460	28,162
Fincantieri SpA(a)(c)	61,105	47,224

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Freni Brembo SpA(a)	18,220	$227,228
Gruppo MutuiOnline SpA	3,224	173,677
GVS SpA(a)(b)	8,355	145,837
Hera SpA	98,069	394,895
Illimity Bank SpA(a)	6,911	80,948
Immobiliare Grande Distribuzione SIIQ SpA	6,255	29,667
Interpump Group SpA	9,229	492,167
Iren SpA	78,211	233,493
Italgas SpA	58,609	382,541
Italmobiliare SpA	1,804	64,064
Juventus Football Club SpA(a)(c)	63,945	56,309
La Doria SpA	1,239	25,505
Leonardo SpA	48,549	397,064
Maire Tecnimont SpA(c)	16,541	53,006
MARR SpA(a)	4,095	91,739
Mediaset SpA(a)(c)	35,503	113,599
Piaggio & C SpA	20,780	80,698
Pirelli & C SpA(a)(b)	41,798	235,330
RAI Way SpA(b)	11,949	70,267
Reply SpA	2,444	332,750
SAES Getters SpA	770	19,326
Saipem SpA	72,078	166,724
Salcef SpA	1,461	24,095
Salvatore Ferragamo SpA(a)	6,087	130,577
Sanlorenzo SpA/Ameglia	1,658	45,806
Saras SpA(a)	73,950	51,151
Sesa SpA(a)	900	125,027
Societa Cattolica Di Assicurazione SPA(a)	19,836	117,865
Tamburi Investment Partners SpA	14,527	136,753
Technogym SpA(a)(b)	14,495	194,557
Tinexta SpA(a)	2,719	81,763
Tod’s SpA(a)	1,079	50,839
Unipol Gruppo SpA(a)	52,573	288,274
Webuild SpA	26,681	57,589
Zignago Vetro SpA	2,936	60,650

		10,481,850

Liechtenstein — 0.0%
Liechtensteinische Landesbank AG	1,480	87,627

Netherlands — 5.2%
Aalberts NV	11,883	644,429
Accell Group NV(a)	2,271	117,281
AerCap Holdings NV(a)	15,659	912,137
Alfen Beheer BV(a)(b)	1,555	123,920
AMG Advanced Metallurgical Group NV	3,491	134,143
Arcadis NV(a)	8,849	372,835
ASR Nederland NV	17,050	747,307
B&S Group Sarl(a)(b)	3,542	38,162
Basic-Fit NV(a)(b)	5,962	269,283
BE Semiconductor Industries NV	8,584	695,646
Boskalis Westminster(a)	9,676	309,137
Brunel International NV(a)	2,610	35,001
Cementir Holding NV	6,160	68,815
CM.Com(a)(c)	1,198	38,145
Corbion NV	7,167	420,338
COSMO Pharmaceuticals NV(a)(c)	944	91,083
Eurocommercial Properties NV(a)	4,812	124,659
Euronext NV(b)	6,685	673,567
Flow Traders(b)	4,212	174,118
ForFarmers NV	4,167	27,790

Security	Shares	Value

Netherlands (continued)
Fugro NV(a)	10,229	$106,759
IMCD NV	6,807	991,096
Intertrust NV(a)(b)	10,860	201,328
Koninklijke BAM Groep NV(a)	34,129	94,741
NSI NV	2,365	96,228
OCI NV(a)	12,662	295,857
Pharming Group NV(a)(c)	74,461	95,149
PostNL NV	56,474	295,660
Rhi Magnesita NV	3,541	222,582
SBM Offshore NV	18,977	330,674
Shop Apotheke Europe NV(a)(b)	1,607	332,155
SIF Holding NV(a)	1,377	26,721
Signify NV(a)(b)	15,341	873,697
Sligro Food Group NV(a)	3,165	100,585
Technip Energies NV(a)	10,655	151,930
TKH Group NV	4,919	235,438
TomTom NV(a)	8,575	75,406
Van Lanschot Kempen NV(a)	4,198	123,054
Vastned Retail NV	1,337	40,157
Wereldhave NV	3,929	68,013

		10,775,026

Norway — 4.2%
Aker ASA, Class A	3,128	233,992
Atea ASA	10,060	193,252
Austevoll Seafood ASA	11,192	143,332
Bakkafrost P/F	6,043	480,490
Bonheur ASA	2,554	68,859
Borregaard ASA	11,479	253,394
BW LPG Ltd.(b)	9,184	68,149
BW Offshore Ltd.	10,343	41,680
Crayon Group Holding ASA(a)(b)	4,138	67,288
DNO ASA(a)	65,115	76,823
Elkem ASA(b)	30,624	113,160
Entra ASA(b)	20,666	467,635
Europris ASA(b)	20,143	137,589
Fjordkraft Holding ASA(b)	11,827	88,757
Flex LNG Ltd.	3,562	42,144
Frontline Ltd./Bermuda	11,806	90,603
Golden Ocean Group Ltd.	12,461	107,839
Grieg Seafood ASA(a)	5,933	59,093
Hafnia Ltd.	13,353	28,737
Hexagon Composites ASA(a)	13,423	79,166
Kongsberg Gruppen ASA	10,727	271,138
Leroy Seafood Group ASA	35,995	331,174
NEL ASA(a)	170,901	497,386
Nordic Semiconductor ASA(a)	18,421	456,745
Norway Royal Salmon ASA	1,511	35,974
Norwegian Finans Holding ASA	16,099	178,077
Ocean Yield ASA(c)	7,299	26,233
Pexip Holding ASA(a)	8,484	89,045
Protector Forsikring ASA	8,485	97,022
Salmar ASA	6,909	480,492
Sbanken ASA(b)	9,222	114,995
Scatec ASA(b)	14,435	390,055
Selvaag Bolig ASA	4,747	34,910
SpareBank 1 Nord Norge	11,472	115,021
Sparebank 1 Oestlandet	4,646	64,868
SpareBank 1 SMN	15,210	205,773
SpareBank 1 SR-Bank ASA	21,582	280,029
Stolt-Nielsen Ltd.	3,082	46,444

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Storebrand ASA	56,931	$546,546
Subsea 7 SA	27,090	275,458
TGS NOPEC Geophysical Co. ASA	14,416	219,931
Tomra Systems ASA	13,445	674,499
Veidekke ASA	12,967	199,776
Wallenius Wilhelmsen ASA(a)	11,809	39,628
XXL ASA(a)(b)	16,582	43,230

		8,556,431

Portugal — 0.4%
Altri SGPS SA	8,221	64,327
Banco Comercial Portugues SA, Class R(a)	980,509	146,952
Corticeira Amorim SGPS SA	5,077	61,972
CTT-Correios de Portugal SA(a)	14,299	65,324
Mota-Engil SGPS SA(a)(c)	9,500	15,976
Navigator Co. SA (The)	25,371	85,700
NOS SGPS SA	31,193	118,433
REN - Redes Energeticas Nacionais SGPS SA	48,403	141,881
Semapa-Sociedade de Investimento e Gestao	2,923	42,506
Sonae SGPS SA	102,830	96,554

		839,625

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(d)	60,000	0	(e)

Spain — 3.8%
Acciona SA	2,642	460,209
Acerinox SA	19,579	272,106
Aedas Homes SA(a)(b)	2,800	72,469
Almirall SA	8,574	134,797
Applus Services SA(a)	17,193	182,029
Atresmedia Corp. de Medios de Comunicacion SA(a)	10,239	49,303
Banco de Sabadell SA(a)	672,044	426,670
Bankinter SA	80,511	441,660
Befesa SA(b)	4,093	286,760
Cia. de Distribucion Integral Logista Holdings SA	7,979	166,169
Cie. Automotive SA	8,469	236,116
Construcciones y Auxiliar de Ferrocarriles SA	2,465	118,843
Corp Financiera Alba SA	2,039	108,000
Distribuidora Internacional de Alimentacion SA(a)	200,749	19,720
Ebro Foods SA	8,114	166,245
eDreams ODIGEO SA(a)	8,928	52,018
Ence Energia y Celulosa SA(a)(c)	17,767	78,109
Euskaltel SA(b)	9,505	126,550
Faes Farma SA	36,044	150,389
Fluidra SA	10,751	374,025
Fomento de Construcciones y Contratas SA	10,106	132,605
Gestamp Automocion SA(a)(b)	20,258	104,813
Global Dominion Access SA(b)	11,960	59,030
Grupo Catalana Occidente SA	5,138	215,242
Grupo Empresarial San Jose SA(c)	2,623	18,661
Indra Sistemas SA(a)	15,763	164,423
Inmobiliaria Colonial Socimi SA	33,372	338,861
Lar Espana Real Estate Socimi SA	7,376	47,593
Liberbank SA	233,937	82,851
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	80,511	157,978
Mapfre SA	128,724	277,452
Mediaset Espana Comunicacion SA(a)	19,094	122,052
Melia Hotels International SA(a)	13,008	106,732
Merlin Properties Socimi SA	44,879	496,709
Metrovacesa SA(a)(b)	5,907	54,256

Security	Shares	Value

Spain (continued)
Miquel y Costas & Miquel SA	2,077	$36,004
Neinor Homes SA(b)	6,644	87,979
Pharma Mar SA	1,782	203,791
Promotora de Informaciones SA, Class A(a)(c)	30,069	33,265
Prosegur Cash SA(b)	52,302	47,221
Prosegur Cia. de Seguridad SA	28,796	89,643
Sacyr SA	44,506	123,547
Solaria Energia y Medio Ambiente SA(a)	7,718	158,457
Solarpack Corp. Tecnologica SA(a)	1,919	45,971
Talgo SA(a)(b)	8,677	44,602
Tecnicas Reunidas SA(a)(c)	3,953	59,197
Unicaja Banco SA(b)	99,063	97,846
Viscofan SA	4,779	327,343
Zardoya Otis SA	22,668	143,806

		7,800,117

Sweden — 13.5%
AAK AB	21,371	490,567
AcadeMedia AB(b)	9,913	103,283
AddTech AB, Class B	31,227	546,563
AF Poyry AB(a)	11,922	390,550
Alimak Group AB(b)	4,048	69,894
Ambea AB(a)(b)	8,514	80,048
Arjo AB, Class B	26,092	257,965
Atrium Ljungberg AB, Class B	5,237	109,562
Attendo AB(a)(b)	13,061	76,243
Avanza Bank Holding AB	15,003	540,450
Axfood AB	12,630	316,656
Bactiguard Holding AB(a)	2,095	47,917
Beijer Ref AB	25,575	397,731
Betsson AB	12,480	113,941
BHG Group AB(a)	11,474	220,775
Bilia AB, Class A	8,531	149,216
BillerudKorsnas AB	21,273	434,982
BioArctic AB(a)(b)	3,812	40,348
BioGaia AB, Class B	2,060	98,667
Biotage AB	7,051	152,848
Bonava AB, Class B	9,628	114,547
BoneSupport Holding AB(a)(b)	5,702	44,371
Boozt AB(a)(b)	5,325	124,124
Bravida Holding AB(b)	24,670	367,610
Bufab AB	3,246	86,181
Bure Equity AB	6,198	283,961
Calliditas Therapeutics AB, Class B(a)	3,275	48,724
Camurus AB(a)	3,407	86,225
Cantargia AB(a)(c)	10,334	41,210
Castellum AB	27,780	677,108
Catena AB	2,938	142,526
Cellavision AB	1,900	80,937
CELLINK AB, Class B(a)	3,014	172,590
Cibus Nordic Real Estate AB	3,616	76,376
Clas Ohlson AB, Class B(a)	4,688	50,258
Cloetta AB, Class B	25,231	79,073
Collector AB(a)(c)	10,294	38,080
Coor Service Management Holding AB(b)	11,519	97,538
Creades AB, Class A	5,410	80,615
Dios Fastigheter AB	10,635	101,310
Dometic Group AB(b)	35,952	567,400
Duni AB(a)	3,956	56,329
Dustin Group AB(b)	7,340	91,753
Electrolux Professional AB, Class B(a)	25,003	158,195

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Elekta AB, Class B	44,021	$589,845
Embracer Group AB(a)	28,095	865,867
Fabege AB	31,731	473,765
Fingerprint Cards AB, Class B(a)	36,652	150,800
Fortnox AB	5,729	294,047
GARO AB(a)	656	51,979
Getinge AB, Class B	27,638	936,438
Granges AB(a)	12,697	170,580
Hansa Biopharma AB(a)(c)	4,256	84,735
Hexpol AB	31,687	389,916
HMS Networks AB	3,376	146,527
Holmen AB, Class B	11,408	538,307
Hufvudstaden AB, Class A	13,742	219,235
Immunovia AB(a)	2,022	27,021
Indutrade AB	32,891	860,419
Instalco AB	5,049	214,840
Intrum AB	7,992	275,513
Investment AB Oresund	3,552	63,935
INVISIO AB	4,737	106,832
Inwido AB(a)	6,525	114,361
JM AB	6,690	248,192
John Mattson Fastighetsforetagen AB(a)	2,139	35,061
Kambi Group PLC(a)	2,934	148,578
Karo Pharma AB(a)	7,536	47,681
K-Fast Holding AB(a)	1,083	39,704
Kindred Group PLC(a)	27,544	477,213
Klovern AB, Class B	70,478	136,693
KNOW IT AB(a)	2,292	84,977
Kungsleden AB	22,597	263,096
LeoVegas AB(b)	10,597	63,539
Lifco AB, Class B	5,062	545,366
Lime Technologies AB	1,027	39,838
Lindab International AB	9,461	192,448
Loomis AB	8,988	295,392
Mekonomen AB(a)	4,752	81,600
Millicom International Cellular SA, SDR(a)	12,296	487,143
MIPS AB	3,145	254,590
Modern Times Group MTG AB, Class B(a)(c)	12,072	185,597
Munters Group AB(a)(b)	13,950	137,095
Mycronic AB	8,825	260,500
NCC AB, Class B	10,520	198,935
Nobia AB	12,805	111,456
Nobina AB(a)(b)	11,123	98,658
Nolato AB, Class B(a)	2,430	240,392
Nordic Entertainment Group AB, Class B(a)	8,944	415,693
Nyfosa AB	20,234	243,839
Oncopeptides AB(a)(b)	7,615	118,065
Pandox AB(a)	11,121	194,913
Paradox Interactive AB	3,633	85,156
Peab AB, Class B(a)	22,027	318,588
Platzer Fastigheter Holding AB, Class B	7,158	93,795
PowerCell Sweden AB(a)	4,402	114,530
Ratos AB, Class B	26,024	153,453
Resurs Holding AB(b)	16,832	87,148
Saab AB, Class B	9,563	283,868
Sagax AB, Class D	14,343	55,722
Samhallsbyggnadsbolaget i Norden AB	97,728	373,079
Samhallsbyggnadsbolaget i Norden AB, New	15,361	54,753
SAS AB(a)(c)	433,911	100,322
Scandi Standard AB(a)	5,902	46,346

Security	Shares	Value

Sweden (continued)
Scandic Hotels Group AB(a)(b)(c)	13,760	$62,260
Sdiptech AB, Class B(a)	2,451	110,148
Sedana Medical AB(a)	1,633	67,014
Sinch AB(a)(b)	4,255	673,041
SkiStar AB(a)	4,935	74,821
SSAB AB, Class A(a)	27,931	152,310
SSAB AB, Class B(a)	74,564	373,977
Stillfront Group AB(a)	35,842	366,866
Storytel AB(a)	4,462	112,292
Svolder AB, Class B	2,465	80,226
Sweco AB, Class B	23,789	424,816
Swedish Orphan Biovitrum AB(a)	23,587	401,822
Thule Group AB(b)	12,684	576,617
Tobii AB(a)	9,707	82,654
Trelleborg AB, Class B	29,353	765,783
Troax Group AB	4,709	171,525
Vitrolife AB	7,831	294,319
Wallenstam AB, Class B	19,823	306,637
Wihlborgs Fastigheter AB	16,766	343,023
Xvivo Perfusion AB(a)	2,580	104,198

		27,837,572

Switzerland — 8.6%
Allreal Holding AG, Registered	1,727	349,926
ALSO Holding AG, Registered	772	234,042
APG SGA SA(a)	156	37,458
Arbonia AG	6,264	108,515
Aryzta AG(a)	115,478	129,906
Ascom Holding AG, Registered(a)	3,560	55,817
Autoneum Holding AG(a)	321	62,085
Bachem Holding AG, Class B, Registered	631	320,672
Basilea Pharmaceutica AG, Registered(a)	1,392	69,138
Belimo Holding AG, Registered	1,180	470,939
Bell Food Group AG, Registered	252	78,746
BKW AG	2,573	288,318
Bobst Group SA, Registered(a)	1,038	69,082
Bossard Holding AG, Class A, Registered	684	164,616
Bucher Industries AG, Registered	807	424,006
Burckhardt Compression Holding AG	354	127,309
Burkhalter Holding AG	505	40,198
Bystronic AG, Registered	167	204,344
Cembra Money Bank AG	3,577	389,252
Coltene Holding AG, Registered	558	79,046
Comet Holding AG, Registered	837	214,745
Daetwyler Holding AG, Bearer	898	291,440
DKSH Holding AG	4,343	349,754
dormakaba Holding AG	381	250,644
Dufry AG, Registered(a)(c)	6,804	447,905
EFG International AG	11,059	96,761
Emmi AG, Registered	260	270,248
Flughafen Zurich AG, Registered(a)	2,401	432,262
Forbo Holding AG, Registered	132	252,986
Galenica AG(b)	5,722	387,720
GAM Holding AG(a)	20,872	54,054
Georg Fischer AG, Registered	495	694,699
Gurit Holding AG, Bearer	43	111,973
Helvetia Holding AG, Registered	4,519	544,034
Huber + Suhner AG, Registered	1,844	147,997
Idorsia Ltd.(a)	13,137	340,794
Implenia AG, Registered(a)	1,620	47,212
Inficon Holding AG, Registered	203	217,456

6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Interroll Holding AG, Registered	77	$263,407
Intershop Holding AG	153	102,498
Kardex Holding AG, Registered	743	153,480
Komax Holding AG, Registered(a)	451	108,293
Landis+Gyr Group AG(a)	2,639	183,447
LEM Holding SA, Registered	55	103,119
Leonteq AG	1,168	59,229
Medacta Group SA(a)(b)	878	112,247
Medartis Holding AG(a)(b)(c)	534	43,034
Metall Zug AG, Registered	24	52,102
Meyer Burger Technology AG(a)	255,329	119,203
Mobilezone Holding AG, Registered	4,616	57,798
Mobimo Holding AG, Registered	791	251,510
Molecular Partners AG(a)	2,598	63,380
OC Oerlikon Corp. AG, Registered	24,726	289,268
Orior AG	749	68,655
PSP Swiss Property AG, Registered	5,210	643,217
Relief Therapeutics Holding AG(a)(c)	215,695	48,718
Rieter Holding AG, Registered(a)	354	54,494
Schweiter Technologies AG, Bearer	120	194,989
Sensirion Holding AG(a)(b)	1,003	68,403
SFS Group AG	2,026	261,233
Siegfried Holding AG, Registered	467	429,852
SIG Combibloc Group AG	38,152	935,342
Softwareone Holding AG	10,388	269,367
St. Galler Kantonalbank AG, Class A, Registered	359	168,272
Stadler Rail AG(c)	5,484	274,907
Sulzer AG, Registered	2,267	258,503
Swissquote Group Holding SA, Registered	1,139	171,340
Tecan Group AG, Registered	1,447	705,691
TX Group AG(a)	318	24,511
u-blox Holding AG	858	58,890
Valiant Holding AG, Registered	1,861	206,494
Valora Holding AG, Registered(a)	441	92,644
VAT Group AG(b)	3,246	928,191
Vetropack Holding AG, Registered	1,578	95,505
Vontobel Holding AG, Registered	3,411	256,746
VZ Holding AG	1,654	142,541
V-ZUG Holding AG(a)	304	41,998
Ypsomed Holding AG, Registered(c)	376	60,437
Zehnder Group AG, Registered	1,103	89,009
Zur Rose Group AG(a)	1,007	335,648

		17,703,711

United Kingdom — 31.3%
888 Holdings PLC	45,014	265,875
AB Dynamics PLC	1,757	55,951
Abcam PLC(a)	25,707	543,856
Advanced Medical Solutions Group PLC	24,887	97,686
AG Barr PLC(a)	11,727	82,482
Aggreko PLC	30,603	365,453
Airtel Africa PLC(b)	89,766	94,457
AJ Bell PLC	34,489	212,018
Alfa Financial Software Holdings PLC(b)	11,465	21,588
Alliance Pharma PLC	54,517	72,462
Alpha FX Group PLC	3,109	70,810
AO World PLC(a)	34,880	134,255
Ascential PLC(a)	49,442	238,771
Ashmore Group PLC	50,595	280,205
ASOS PLC(a)	9,067	655,304
Assura PLC	323,628	333,595

Security	Shares	Value

United Kingdom (continued)
Aston Martin Lagonda Global Holdings PLC(a)(b)	8,214	$220,573
Avacta Group PLC(a)	30,171	111,117
Avast PLC(b)	80,806	534,451
Avon Rubber PLC	3,699	169,930
B&M European Value Retail SA	108,844	852,661
Babcock International Group PLC(a)	29,882	119,196
Bakkavor Group PLC(b)	19,923	36,632
Balfour Beatty PLC(a)	83,186	359,347
Bank of Georgia Group PLC(a)	4,748	67,185
Beazley PLC(a)	72,710	341,072
Bellway PLC	14,754	737,847
Biffa PLC(a)(b)	36,005	137,837
Big Yellow Group PLC	20,241	335,175
Blue Prism Group PLC(a)	9,617	162,446
BMO Commercial Property Trust Ltd.	96,121	106,068
Bodycote PLC	22,860	239,280
boohoo Group PLC(a)	120,834	568,990
Breedon Group PLC(a)	181,369	259,150
Brewin Dolphin Holdings PLC	37,046	174,393
Britvic PLC	31,870	389,409
Burford Capital Ltd.(a)	23,504	311,757
Bytes Technology Group PLC(a)	19,748	134,797
Cairn Energy PLC	59,073	138,879
Capita PLC(a)	199,328	120,658
Capital & Counties Properties PLC(a)	85,694	215,701
Carnival PLC(a)	18,744	436,357
Centamin PLC	140,727	209,262
Central Asia Metals PLC	19,064	73,378
Centrica PLC(a)	697,348	547,060
Ceres Power Holdings PLC(a)	10,251	189,619
Cineworld Group PLC(a)(c)	125,715	168,384
Civitas Social Housing PLC	77,902	123,175
Clinigen Group PLC	15,968	188,696
Clipper Logistics PLC	9,110	86,779
Close Brothers Group PLC	18,381	404,137
CMC Markets PLC(b)	13,541	91,491
Coats Group PLC	177,582	143,589
Computacenter PLC	8,967	332,481
ContourGlobal PLC(b)	23,761	65,797
ConvaTec Group PLC(b)	182,340	550,865
Countryside Properties PLC(a)(b)	62,658	450,249
Craneware PLC	2,582	100,097
Cranswick PLC	6,264	323,496
Crest Nicholson Holdings PLC(a)	31,932	180,736
Custodian REIT PLC	48,439	68,542
CVS Group PLC(a)	8,255	254,877
Daily Mail & General Trust PLC, Class A, NVS	18,973	235,896
Dechra Pharmaceuticals PLC	13,098	731,560
Derwent London PLC	12,717	586,148
Dialog Semiconductor PLC(a)	8,833	692,644
Diploma PLC	14,876	590,710
Diversified Gas & Oil PLC	81,430	137,548
Dixons Carphone PLC(a)	126,657	244,281
Domino’s Pizza Group PLC	53,825	285,127
Draper Esprit PLC(a)	14,115	164,747
Drax Group PLC	47,260	267,363
DS Smith PLC	165,661	965,172
Dunelm Group PLC	12,191	248,797
easyJet PLC(a)	21,731	311,708
Electrocomponents PLC	54,182	799,689

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Elementis PLC(a)	72,243	$149,636
EMIS Group PLC	6,851	116,293
Empiric Student Property PLC(a)	71,244	86,804
Energean PLC(a)	11,631	134,144
Equiniti Group PLC(a)(b)	42,319	102,537
Ergomed PLC(a)	4,355	86,225
Essentra PLC	36,659	161,405
Eurasia Mining PLC(a)	214,156	80,888
Euromoney Institutional Investor PLC	13,024	179,242
Ferrexpo PLC	36,131	219,511
Fevertree Drinks PLC	12,639	438,883
Finablr PLC(a)(b)(d)	20,497	284
First Derivatives PLC(a)	2,609	105,660
Firstgroup PLC(a)	144,523	148,674
Forterra PLC(a)(b)	27,412	110,824
Frasers Group PLC(a)	24,642	175,879
Frontier Developments PLC(a)	2,568	114,666
Funding Circle Holdings PLC(a)(b)	19,754	42,010
Future PLC	13,691	447,359
Games Workshop Group PLC	3,718	558,532
Gamesys Group PLC	9,174	245,781
GB Group PLC	22,801	283,649
GCP Student Living PLC	56,911	129,226
Genuit Group PLC	27,621	216,071
Genus PLC	7,911	556,969
Go-Ahead Group PLC (The)(a)	5,015	84,850
Grainger PLC	80,452	318,129
Great Portland Estates PLC	27,469	263,563
Greatland Gold PLC(a)	434,151	132,243
Greggs PLC(a)	12,175	397,823
Halfords Group PLC(a)	25,075	130,885
Hammerson PLC	454,266	250,575
Hays PLC(a)	201,667	456,242
Helical PLC	12,980	76,199
Hill & Smith Holdings PLC	9,623	196,122
Hiscox Ltd.(a)	41,457	466,082
Hochschild Mining PLC	39,797	102,378
HomeServe PLC	36,541	553,486
Hotel Chocolat Group PLC(a)(c)	6,167	34,581
Howden Joinery Group PLC(a)	72,267	809,264
Hunting PLC	16,035	54,615
Ibstock PLC(b)	50,277	153,701
Ideagen PLC(c)	21,776	79,897
IG Design Group PLC (c)	8,364	69,945
IG Group Holdings PLC	45,012	570,864
IMI PLC	33,033	729,030
Inchcape PLC(a)	46,969	508,217
Indivior PLC(a)	86,143	182,005
IntegraFin Holdings PLC	35,850	278,707
Intermediate Capital Group PLC	35,504	1,074,574
Investec PLC	82,605	333,391
iomart Group PLC	11,156	42,786
IP Group PLC(a)	120,537	214,286
IQE PLC(a)(c)	90,695	73,585
ITM Power PLC(a)	46,330	333,881
ITV PLC(a)	438,993	735,448
IWG PLC(a)	90,082	457,360
J D Wetherspoon PLC(a)	9,978	184,569
JET2 PLC(a)	19,618	405,123
John Laing Group PLC(b)	59,276	252,121

Security	Shares	Value

United Kingdom (continued)
John Wood Group PLC(a)	81,573	$318,044
Judges Scientific PLC	599	47,770
Jupiter Fund Management PLC	52,838	189,037
Just Group PLC(a)	129,091	194,998
Kainos Group PLC	9,522	201,447
Keller Group PLC	8,892	101,815
Keywords Studios PLC(a)(c)	8,353	312,953
Lancashire Holdings Ltd.	28,818	283,689
Learning Technologies Group PLC	61,630	154,276
Liontrust Asset Management PLC	7,266	162,773
LondonMetric Property PLC	105,059	327,866
LXI REIT PLC	76,314	144,332
Man Group PLC	176,569	411,074
Marks & Spencer Group PLC(a)	233,298	510,360
Marshalls PLC(a)	23,721	238,768
Marston’s PLC(a)	80,857	108,592
Mediclinic International PLC(a)	49,090	208,525
Meggitt PLC(a)	95,086	613,495
Micro Focus International PLC	40,239	288,593
Mitchells & Butlers PLC(a)	32,051	139,963
Mitie Group PLC(a)	137,669	118,369
Moneysupermarket.com Group PLC	64,521	244,057
Morgan Advanced Materials PLC	35,078	144,002
Morgan Sindall Group PLC	4,747	151,167
National Express Group PLC(a)	67,198	278,745
NCC Group PLC	33,969	127,691
Network International Holdings PLC(a)(b)	56,190	326,673
Ninety One PLC	44,235	149,684
Numis Corp. PLC	7,010	36,979
On the Beach Group PLC(a)(b)	17,970	103,254
OSB Group PLC	53,556	355,332
Oxford Biomedica PLC(a)	6,879	104,006
Pagegroup PLC(a)	38,900	301,880
Paragon Banking Group PLC	31,610	205,874
Patisserie Holdings PLC(a)(d)	7,527	0	(e)
Pennon Group PLC	50,416	721,768
Petrofac Ltd.(a)(c)	31,718	57,792
Petropavlovsk PLC(a)	305,941	108,778
Pets at Home Group PLC	59,716	367,264
Picton Property Income Ltd. (The)	67,515	84,971
Playtech PLC(a)	35,884	231,226
Plus500 Ltd.	11,258	221,339
Premier Foods PLC(a)	71,260	96,196
Primary Health Properties PLC	157,072	328,821
Provident Financial PLC(a)	30,073	101,929
PZ Cussons PLC	25,769	94,191
QinetiQ Group PLC	68,976	317,063
Quilter PLC(b)	218,730	495,148
Rathbone Brothers PLC	6,771	158,621
RDI REIT PLC	32,773	54,996
Redde Northgate PLC	30,343	152,922
Redrow PLC	33,878	324,213
Regional REIT Ltd.(b)	49,241	57,405
Renishaw PLC	4,371	379,150
Restaurant Group PLC (The)(a)	91,653	152,278
Restore PLC(a)	13,100	72,550
Rightmove PLC	105,526	897,091
Rotork PLC	106,278	507,069
Royal Mail PLC(a)	108,545	745,419
RWS Holdings PLC	35,070	333,581

8

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
S4 Capital PLC(a)	33,218	$257,095
Sabre Insurance Group PLC(b)	30,659	110,579
Safestore Holdings PLC	25,687	302,836
Sanne Group PLC	17,529	156,783
Savills PLC	17,197	284,531
Senior PLC(a)	49,274	73,817
Serco Group PLC(a)	151,266	293,419
Serica Energy PLC	19,661	32,394
Shaftesbury PLC(a)	22,744	197,916
Signature Aviation PLC(a)	100,788	564,185
Silence Therapeutics PLC(a)	3,470	29,739
Smart Metering Systems PLC	12,881	144,815
Softcat PLC	14,391	381,964
SolGold PLC(a)	93,561	37,826
Spectris PLC	14,092	634,891
Spire Healthcare Group PLC(a)(b)	33,926	93,945
Spirent Communications PLC	75,135	264,648
SSP Group PLC(a)	95,023	421,005
St. Modwen Properties PLC	24,162	145,188
Stagecoach Group PLC(a)	47,954	59,822
Strix Group PLC	23,912	93,363
Synthomer PLC	40,535	285,384
Tate & Lyle PLC	56,956	630,868
TBC Bank Group PLC(a)	4,935	66,551
Team17 Group PLC(a)	11,772	126,317
Telecom Plus PLC	7,670	138,054
TI Fluid Systems PLC(b)	29,532	121,848
TORM PLC(c)	3,623	31,992
TP ICAP Group PLC	94,834	312,172
Trainline PLC(a)(b)	55,012	348,540
Travis Perkins PLC(a)	27,051	575,660
Tritax Big Box REIT PLC	207,750	547,380
Tullow Oil PLC(a)	163,150	122,206
UK Commercial Property REIT Ltd.	99,067	110,279
Ultra Electronics Holdings PLC	8,528	238,747
UNITE Group PLC (The)	38,187	615,957
Vectura Group PLC(a)	73,105	113,971
Vesuvius PLC	26,552	197,783
Victoria PLC(a)	10,428	141,493
Victrex PLC	10,341	336,178
Virgin Money UK PLC(a)	156,696	434,124
Vistry Group PLC	26,852	460,077
Warehouse REIT PLC	43,211	80,409
Watkin Jones PLC	24,592	80,696
Weir Group PLC (The)(a)	31,379	832,856
WH Smith PLC(a)	15,814	396,195
Wickes Group PLC(a)	30,312	104,900
Workspace Group PLC	16,023	181,914

		64,398,631

Total Common Stocks — 98.8% (Cost: $175,141,276)		203,484,369

Security	Shares	Value

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	988	$92,354
Jungheinrich AG, Preference Shares, NVS	5,872	307,630
Sixt SE, Preference Shares, NVS	2,006	165,898
STO SE & Co. KGaA, Preference Shares, NVS	295	56,038

		621,920

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	4,354	69,814

Total Preferred Stocks — 0.3% (Cost: $602,087)		691,734

Rights

Netherlands — 0.0%
Euronext NV (Expires 05/10/21)(a)	6,685	77,416

Total Rights — 0.0% (Cost: $0)		77,416

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	6,295,079	6,298,227
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	60,000	60,000

		6,358,227

Total Short-Term Investments — 3.1% (Cost: $6,356,183)		6,358,227

Total Investments in Securities — 102.2% (Cost: $182,099,546)		210,611,746

Other Assets, Less Liabilities — (2.2)%		(4,581,694)

Net Assets — 100.0%		$206,030,052

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,400,162	$902,297	(a)	$—	$(1,310)	$(2,922)	$6,298,227	6,295,079	$203,794	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	30,000	(a)	—	—	—	60,000	60,000	23		—

					$(1,310)	$(2,922)	$6,358,227		$203,817		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	22	06/18/21	$1,042	$2,177
FTSE 100 Index	6	06/18/21	575	2,353

				$4,530

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$203,484,083	$—	$286	$203,484,369
Preferred Stocks	691,734	—	—	691,734
Rights	—	77,416	—	77,416
Money Market Funds	6,358,227	—	—	6,358,227

	$210,534,044	$77,416	$286	$210,611,746

Derivative financial instruments(a)
Assets
Futures Contracts	$4,530	$—	$—	$4,530

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

10